Income Taxes (Tax Credit Carryforwards) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Foreign | Ireland
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 43,965
Foreign | Luxembourg
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	6,847,805
Domestic
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	115,518
Domestic | Capital Loss Carryforward
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	27,114
State
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	172,439
State | Capital Loss Carryforward
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 20,920